Financial Information by Segments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Information by Segments [Abstract]
Schedule of Financial Information by Segments
	Year ended December 31, 2023
	Mexico	USA	Brazil	Eliminations between segments		Total

Net sales	$24,777,369	$2,417,219	$13,944,660	$		$41,139,248
Cost of sales	(17,937,267)	(3,398,928)	(9,763,911)			(31,100,106)

Gross profit (loss)	6,840,102	(981,709)	4,180,749			10,039,142
Administrative expenses	(970,482)	(291,552)	(1,055,024)			(2,317,058)
Other income (expenses), net	16,319	(309,117)	173,252			(119,546)
Interest income and dividends	931,866	82,224	-		(82,224)	931,866
Interest expense Loss on financial instruments	(89,293)	(146,592)	(122,921)		269,513	(89,293)
Exchange rate gain (loss), net	(2,430,781)	(219)	(181,424)		181,424	(2,431,000)

Income (loss) before income taxes	4,297,731	(1,646,965)	2,994,632		368,713	6,014,111
Income taxes	(1,234,278)	144,630	(650,350)			(1,739,998)

Net income (loss) for the year	$3,063,453	$(1,502,335)	$2,344,282		$368,713	$4,274,113

Depreciation and Amortization	$618,445	$155,794	$261,005			$1,035,244
Total assets	43,890,081	9,069,596	18,203,408		$(4,375,473)	66,787,612

Total liabilities	6,912,766	4,602,653	9,842,201		(4,375,473)	16,982,147

Acquisitions of property, plant and equipment	210,422	(350,360)	2,632,611			2,492,673

	Year ended December 31, 2022
	Mexico	USA	Brazil	Eliminations between segments		Total

Net sales	$30,914,890	$5,867,193	$17,377,164	$		$54,159,247
Cost of sales	(21,575,758)	(5,764,239)	(12,343,864)			(39,683,861)

Gross profit (loss)	9,339,132	102,954	5,033,300			14,475,386
Administrative expenses	(1,096,330)	(286,611)	(1,618,151)		544,392	(2,456,700)
Other income (expenses), net	(71,202)	1,015,586	140,205		(1,012,744)	71,845
Interest income and dividends	415,704	30,175				445,879
Interest expense	(485)	(55,867)	(383,646)		383,646	(56,352)
Loss on financial instruments	(778,649)					(778,649)
Exchange rate gain (loss), net	(540,770)	(58)	(60,625)		60,625	(540,828)

Income (loss) before income taxes	7,267,400	806,179	3,111,083		(24,081)	11,160,581
Income taxes	(2,565,834)	(88,679)	(645,009)			(3,299,522)

Net income (loss) for the year	$4,701,566	$717,500	$2,466,074		$(24,081)	$7,861,059

Depreciation and Amortization	$627,078	$236,601	$253,193			$1,116,872
Total assets	44,025,917	12,930,111	14,149,332		$(3,472,457)	67,632,903

Total liabilities	8,375,028	7,243,113	7,492,843		(3,472,457)	19,638,527

Acquisitions of property, plant and equipment	151,783	252,116	1,292,586			1,696,485
	Year ended December 31, 2021
	Mexico	USA	Brazil	Eliminations between segments		Total

Net sales	$29,678,133	$8,216,595	$17,725,628	$		$55,620,356
Cost of sales	(21,337,462)	(7,159,354)	(11,471,370)			(39,968,186)

Gross profit (loss)	8,340,671	1,057,241	6,254,258			15,652,170
Administrative expenses	(907,798)	(256,875)	(877,969)			(2,042,642)
Other income (expenses), net	(77,530)	454,303	1,793		(455,972)	(77,406)
Interest income	65,631	317				65,948
Interest expense	(28,904)	(61,494)	(96,486)		99,439	(87,445)
Exchange rate gain (loss), net	325,389	(378)	(120,300)		120,300	325,011

Income (loss) before income taxes	7,717,459	1,193,114	5,161,296		(236,233)	13,835,636
Income taxes	(2,472,751)	(477,380)	(1,439,638)			(4,389,769)

Net income (loss) for the year	$5,244,708	$715,734	$3,721,658		$(236,233)	$9,445,867

Depreciation and amortization	$667,167	$270,119	$237,822			$1,175,108

Total assets	47,917,643	10,836,083	8,815,051		$(10,226,205)	57,342,572

Total liabilities	7,828,384	5,544,135	12,396,190		(10,226,205)	15,542,504

Acquisitions of property, plant and equipment	367,496	288,487	410,439			1,066,422